Nationwide Life Insurance Company: • Nationwide Variable Account – 4 • Nationwide Variable Account – 13

Prospectus supplement dated August 10, 2011 to
America’s marketFlex Annuity, America’s marketFLEX II Annuity and
BOA Advisor Variable Annuity prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

The first paragraph of the “Death Benefit Options” section is amended as follows:

For an additional charge, the Contract Owner may elect one of the following death options in lieu of the standard death benefit.